Share capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 25 Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2017. There were no Second Preferred Shares issued and outstanding at December 31, 2017. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE					NUMBER OF SHARES		STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	AUTHORIZED	ISSUED AND OUTSTANDING	DEC. 31, 2017	DEC. 31, 2016
Q	floating	Series R	December 1, 2025		$25.50	8,000,000	—	—	—
R(1)	4.13%	Series Q	December 1, 2020	December 1, 2020	$25.00	8,000,000	8,000,000	200	200
S	floating	Series T	November 1, 2021	At any time	$25.50	8,000,000	3,513,448	88	88
T(1)	3.019%	Series S	November 1, 2021	November 1, 2021	$25.00	8,000,000	4,486,552	112	112
Y	floating	Series Z	December 1, 2022	At any time	$25.50	10,000,000	8,081,491	202	219
Z(1)	3.904%	Series Y	December 1, 2022	December 1, 2022	$25.00	10,000,000	1,918,509	48	31
AA(1)	3.61%	Series AB	September 1, 2022	September 1, 2022	$25.00	20,000,000	11,398,396	291	259
AB	floating	Series AA	September 1, 2022	At any time	$25.50	20,000,000	8,601,604	219	251
AC(1)	3.55%	Series AD	March 1, 2018	March 1, 2018	$25.00	20,000,000	5,069,935	129	129
AD	floating	Series AC	March 1, 2018	At any time	$25.50	20,000,000	14,930,065	381	381
AE	floating	Series AF	February 1, 2020	At any time	$25.50	24,000,000	9,292,133	232	232
AF(1)	3.11%	Series AE	February 1, 2020	February 1, 2020	$25.00	24,000,000	6,707,867	168	168
AG(1)	2.80%	Series AH	May 1, 2021	May 1, 2021	$25.00	22,000,000	4,985,351	125	125
AH	floating	Series AG	May 1, 2021	At any time	$25.50	22,000,000	9,014,649	225	225
AI(1)	2.75%	Series AJ	August 1, 2021	August 1, 2021	$25.00	22,000,000	5,949,884	149	149
AJ	floating	Series AI	August 1, 2021	At any time	$25.50	22,000,000	8,050,116	201	201
AK(1)	2.954%	Series AL	December 31, 2021	December 31, 2021	$25.00	25,000,000	22,745,921	569	569
AL(2)	floating	Series AK	December 31, 2021	At any time		25,000,000	2,254,079	56	56
AM(1)	2.764%	Series AN	March 31, 2021	March 31, 2021	$25.00	30,000,000	9,546,615	218	218
AN(2)	floating	Series AM	March 31, 2021	At any time		30,000,000	1,953,385	45	45
AO(1)	4.26%	Series AP	March 31, 2022	March 31, 2022	$25.00	30,000,000	4,600,000	118	118
AP(3)	floating	Series AO	March 31, 2027			30,000,000	—	—	—
AQ(1)	4.25%	Series AR	September 30, 2018	September 30, 2018	$25.00	30,000,000	9,200,000	228	228
AR(3)	floating	Series AQ	September 30, 2023			30,000,000	—	—	—
								4,004	4,004

(1)	BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years after that date.

(2)
BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2021 and March 31, 2021, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.

(3)
If Series AP or AR First Preferred Shares are issued on March 31, 2022 and September 30, 2018, respectively, BCE may redeem such shares at $25.00 per share on March 31, 2027 and September 30, 2023, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AP or AR First Preferred Shares at $25.50 per share on any date, in the case of Series AP First Preferred Shares, and on any date after September 30, 2018, in the case of Series AR First Preferred Shares, which is not a Series conversion date for each relevant series.

VOTING RIGHTS
All of the issued and outstanding First Preferred Shares at December 31, 2017 are non-voting, except under special circumstances, when the holders are entitled to one vote per share.
PRIORITY AND ENTITLEMENT TO DIVIDENDS
The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM, AO and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
CONVERSION FEATURES
All of the issued and outstanding First Preferred Shares at December 31, 2017 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.
CONVERSION AND DIVIDEND RATE RESET OF FIRST PREFERRED SHARES
On December 1, 2017, 585,184 of BCE's 1,227,532 fixed-rate Cumulative Redeemable First Preferred Shares, Series Z (Series Z Preferred Shares) were converted, on a one-for-one basis, into floating-rate cumulative Redeemable First Preferred Shares, Series Y (Series Y Preferred Shares). In addition, on December 1, 2017, 1,276,161 of BCE's 8,772,468 Series Y Preferred Shares were converted, on a one-for-one basis, into Series Z Preferred Shares.
On September 1, 2017, 965,769 of BCE's 10,144,302 fixed-rate Cumulative Redeemable First Preferred Shares, Series AA (Series AA Preferred Shares) were converted, on a one-for-one basis, into floating rate Cumulative Redeemable First Preferred Shares, Series AB (Series AB Preferred Shares). In addition, on September 1, 2017, 2,219,863 of BCE's 9,855,698 Series AB Preferred Shares were converted, on a one-for-one basis, into Series AA Preferred Shares.
Subsequent to year end, on March 1, 2018, 397,181 of BCE's 5,069,935 fixed-rate Cumulative Redeemable First Preferred Shares, Series AC (Series AC Preferred Shares) were converted, on a one-for-one basis, into floating rate Cumulative Redeemable First Preferred Shares, Series AD (Series AD Preferred Shares). In addition, on March 1, 2018, 5,356,937 of BCE's 14,930,065 Series AD Preferred Shares were converted, on a one-for-one basis, into Series AC Preferred Shares.
The annual fixed dividend rate on BCE's Series AC Preferred Shares was reset for the next five years, effective March 1, 2018, at 4.38% from 3.55%. The Series AD Preferred Shares continue to pay a monthly floating cash dividend.

Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2017 and 2016.
The following table provides details about the outstanding common shares of BCE.

		2017		2016
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		870,706,332	18,370	865,614,188	18,100
Shares issued for the acquisition of MTS	3	27,642,714	1,594	—	—
Shares issued under employee stock option plan	26	2,555,863	122	2,236,891	104
Shares issued under dividend reinvestment plan		—	—	688,839	38
Shares issued under ESP		91,731	5	2,166,414	128
Outstanding, December 31		900,996,640	20,091	870,706,332	18,370

Subsequent to year end, on February 8, 2018, BCE announced its plan to repurchase and cancel up to 3.5 million common shares, subject to a maximum aggregate purchase price of $175 million over the twelve-month period starting February 13, 2018 and ending no later than February 12, 2019 through a NCIB.
CONTRIBUTED SURPLUS
Contributed surplus in 2017 and 2016 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.